MANAGEMENT AGREEMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Advances made in connection with management agreement			$ 99,582	$ 75,000	$ 77,800	$ 1,845,902
Receipt of previously impaired receivable	$ 92,573	$ 123,917	92,573	123,917	$ 387,427
Management Agreement [Member]
Advances made in connection with management agreement			99,582	75,000
Receipt of previously impaired receivable			192,155	0
Amount receivable under agreement			$ 267,845	$ 0